Revenue - Schedule of Revenue (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Revenue [Line Items]
Total revenue	RM 77,510,474	$ 19,098,306	RM 51,999,379	RM 29,280,649
Revenue from services [Member]
Schedule of Revenue [Line Items]
Total revenue	49,568,699	12,213,551	30,656,389	11,586,954
Revenue from tangible products [Member]
Schedule of Revenue [Line Items]
Total revenue	26,915,775	6,631,952	21,342,990	11,522,334
Revenue from rental of machinery [Member]
Schedule of Revenue [Line Items]
Total revenue	1,026,000	252,803		654
Revenue from others [Member]
Schedule of Revenue [Line Items]
Total revenue				1,182,239
Revenue from non-related parties [Member]
Schedule of Revenue [Line Items]
Total revenue	77,510,474	19,098,306	51,999,379	24,292,181
Revenue from related parties - services [Member]
Schedule of Revenue [Line Items]
Total revenue				2,241,230
Revenue from related parties - tangible products [Member]
Schedule of Revenue [Line Items]
Total revenue				2,747,238
Revenue from related parties [Member]
Schedule of Revenue [Line Items]
Total revenue				4,988,468
Performance obligation satisfied over time [Member] | Revenue from services [Member]
Schedule of Revenue [Line Items]
Total revenue	49,568,699	12,213,551	30,656,389	13,828,184
Performance obligation satisfied over time [Member] | Subscription services [Member]
Schedule of Revenue [Line Items]
Total revenue	23,393,531	5,764,082	12,030,103	3,605,525
Performance obligation satisfied over time [Member] | Software consultation and development services [Member]
Schedule of Revenue [Line Items]
Total revenue	8,593,264	2,117,350	5,678,947	2,865,215
Performance obligation satisfied over time [Member] | Social media management services [Member]
Schedule of Revenue [Line Items]
Total revenue	6,344,672	1,563,305	4,817,229	2,782,963
Performance obligation satisfied over time [Member] | Data management & analysis services [Member]
Schedule of Revenue [Line Items]
Total revenue	11,237,232	2,768,814	8,130,110	4,574,481
Performance obligation satisfied at point in time [Member] | Revenue from tangible products [Member]
Schedule of Revenue [Line Items]
Total revenue	26,915,775	6,631,952	21,342,990	14,269,572
Performance obligation satisfied at point in time [Member] | Revenue from rental of machinery [Member]
Schedule of Revenue [Line Items]
Total revenue	1,026,000	252,803		654
Performance obligation satisfied at point in time [Member] | Food ordering kiosk with screen [Member]
Schedule of Revenue [Line Items]
Total revenue	16,483,810	4,061,553	9,999,245	7,405,006
Performance obligation satisfied at point in time [Member] | Power bank charging station [Member]
Schedule of Revenue [Line Items]
Total revenue	10,431,965	2,570,399	11,343,745	6,864,566
Performance obligation satisfied at point in time [Member] | Rental of power bank machine [Member]
Schedule of Revenue [Line Items]
Total revenue				654
Performance obligation satisfied at point in time [Member] | Coffee Machine Kiosk Rental [Member]
Schedule of Revenue [Line Items]
Total revenue	1,026,000	252,803
Performance obligation satisfied at point in time [Member] | Food catering, restaurant and sales of foods [Member]
Schedule of Revenue [Line Items]
Total revenue				RM 1,182,239